UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS I, INC.

LEGG MASON PARTNERS VARIABLE

ALL CAP PORTFOLIO

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.1%
2,870	Magna International Inc., Class A Shares	$215,566

Media - 12.5%
508,600	Interpublic Group of Cos. Inc. *	6,260,866
283,400	News Corp., Class A Shares	6,552,208
179,100	News Corp., Class B Shares	4,382,577
472,500	Pearson PLC	8,110,406
306,900	Time Warner Inc.	6,052,068
220,800	Walt Disney Co.	7,602,144

	Total Media	38,960,269

Specialty Retail - 3.0%
199,100	Gap Inc.	3,426,511
138,900	Home Depot Inc.	5,103,186
28,560	Williams-Sonoma Inc.	1,012,738

	Total Specialty Retail	9,542,435

	TOTAL CONSUMER DISCRETIONARY	48,718,270

CONSUMER STAPLES - 5.6%
Food & Staples Retailing - 2.0%
10,971	FHC Delaware Inc. (a)(b)*	0
134,300	Wal-Mart Stores Inc.	6,305,385

	Total Food & Staples Retailing	6,305,385

Food Products - 2.2%
18,400	Smithfield Foods Inc. *	551,080
62,270	Unilever PLC	1,876,629
150,280	Unilever PLC, ADR	4,518,919

	Total Food Products	6,946,628

Household Products - 1.4%
64,500	Kimberly-Clark Corp.	4,417,605

	TOTAL CONSUMER STAPLES	17,669,618

ENERGY - 8.3%
Energy Equipment & Services - 3.8%
31,000	Baker Hughes Inc.	2,050,030
70,800	BJ Services Co.	1,975,320
31,400	GlobalSantaFe Corp.	1,936,752
90,200	Halliburton Co.	2,862,948
43,000	Schlumberger Ltd.	2,971,300

	Total Energy Equipment & Services	11,796,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 4.5%
73,000	Anadarko Petroleum Corp.	$3,137,540
33,000	Chevron Corp.	2,440,680
20,900	ConocoPhillips	1,428,515
34,400	Exxon Mobil Corp.	2,595,480
27,270	Murphy Oil Corp.	1,456,218
108,200	Williams Cos. Inc.	3,079,372

	Total Oil, Gas & Consumable Fuels	14,137,805

	TOTAL ENERGY	25,934,155

FINANCIALS - 19.9%
Capital Markets - 4.5%
10,200	Franklin Resources Inc.	1,232,466
90,900	Merrill Lynch & Co. Inc.	7,423,803
82,300	State Street Corp.	5,328,925

	Total Capital Markets	13,985,194

Consumer Finance - 1.5%
82,800	American Express Co.	4,669,920

Diversified Financial Services - 5.1%
137,764	Bank of America Corp.	7,028,719
188,956	JPMorgan Chase & Co.	9,141,692

	Total Diversified Financial Services	16,170,411

Insurance - 5.1%
21,590	Allied World Assurance Holdings Ltd.	922,972
61,200	American International Group Inc.	4,113,864
105,500	Chubb Corp.	5,451,185
139,700	CNA Surety Corp. *	2,947,670
28,000	Hartford Financial Services Group Inc.	2,676,240

	Total Insurance	16,111,931

Thrifts & Mortgage Finance - 3.7%
73,000	MGIC Investment Corp.	4,301,160
159,000	PMI Group Inc.	7,189,980

	Total Thrifts & Mortgage Finance	11,491,140

	TOTAL FINANCIALS	62,428,596

HEALTH CARE - 14.2%
Life Sciences Tools & Services - 0.7%
138,914	Enzo Biochem Inc. *	2,094,823

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Pharmaceuticals - 13.5%
146,700	Abbott Laboratories	$8,185,860
55,900	Eli Lilly & Co.	3,002,389
87,000	GlaxoSmithKline PLC, ADR	4,807,620
99,100	Johnson & Johnson	5,971,766
131,200	Novartis AG, ADR	7,167,456
245,500	Pfizer Inc.	6,201,330
137,500	Wyeth	6,879,125

	Total Pharmaceuticals	42,215,546

	TOTAL HEALTH CARE	44,310,369

INDUSTRIALS - 10.5%
Aerospace & Defense - 5.9%
44,000	Boeing Co.	3,912,040
159,400	Honeywell International Inc.	7,341,964
137,100	Raytheon Co.	7,192,266

	Total Aerospace & Defense	18,446,270

Building Products - 0.3%
28,300	Simpson Manufacturing Co. Inc.	872,772

Industrial Conglomerates - 2.0%
178,300	General Electric Co.	6,304,688

Machinery - 2.3%
71,700	Caterpillar Inc.	4,806,051
21,800	Deere & Co.	2,368,352

	Total Machinery	7,174,403

	TOTAL INDUSTRIALS	32,798,133

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 3.4%
175,300	Cisco Systems Inc. *	4,475,409
343,400	Motorola Inc.	6,067,878

	Total Communications Equipment	10,543,287

Computers & Peripherals - 1.5%
48,200	International Business Machines Corp.	4,543,332

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 1.0%
96,100	Agilent Technologies Inc. *	$3,237,609

Internet Software & Services - 1.4%
67,600	eBay Inc. *	2,240,940
82,900	VeriSign Inc. *	2,082,448

	Total Internet Software & Services	4,323,388

Semiconductors & Semiconductor Equipment - 6.9%
258,200	Applied Materials Inc.	4,730,224
92,200	Novellus Systems Inc. *	2,952,244
12,300	Samsung Electronics Co., Ltd., GDR (c)	3,742,275
423,968	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,557,656
169,200	Texas Instruments Inc.	5,092,920
23,699	Verigy Ltd. *	556,216

	Total Semiconductors & Semiconductor Equipment	21,631,535

Software - 2.1%
233,400	Microsoft Corp.	6,504,858
79,300	Wave Systems Corp., Class A *	214,110

	Total Software	6,718,968

	TOTAL INFORMATION TECHNOLOGY	50,998,119

MATERIALS - 6.3%
Chemicals - 3.2%
88,400	Dow Chemical Co.	4,054,024
122,500	E.I. du Pont de Nemours & Co.	6,055,175

	Total Chemicals	10,109,199

Metals & Mining - 1.6%
134,300	Alcoa Inc.	4,552,770
3,800	AngloGold Ashanti Ltd., ADR	169,442
3,600	Newmont Mining Corp.	151,164

	Total Metals & Mining	4,873,376

Paper & Forest Products - 1.5%
61,500	Weyerhaeuser Co.	4,596,510

	TOTAL MATERIALS	19,579,085

TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
229,650	Vodafone Group PLC, ADR	6,168,399
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT

	(Cost - $237,675,103)	308,604,744

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
$3,183,000	Interest in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity - $3,184,414; (Fully collateralized by various U.S. government agency obligations, 3.851% to 7.205% due 11/1/28 to 4/1/37; Market value - $3,246,680) (Cost - $3,183,000)	3,183,000

	TOTAL INVESTMENTS - 99.7% (Cost - $240,858,103#)	311,787,744
	Other Assets in Excess of Liabilities - 0.3%	1,083,030

	TOTAL NET ASSETS - 100.0%	$312,870,774

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

MGIC - Mortgage Guaranty Insurance Corporation

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable All Cap Portfolio (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.

Effective as of the close of business, April 27, 2007, the Fund’s assets were acquired, and its liabilities assumed by the Legg Mason Partners Variable Fundamental Value Portfolio (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund shareholders.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,612,690
Gross unrealized depreciation	(1,683,049)

Net unrealized appreciation	$70,929,641

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: May 29, 2007